CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,523,083)	$ (14,832,924)	$ (2,751,873)
Adjustments to reconcile net loss to cash used in operating activities:
Share-based compensation expense	379,763	729,411	1,117,227
Depreciation and amortization	587,262	1,178,548	1,224,646
Provision for doubtful accounts	$ 1,600,612	$ 5,153,807	855,302
Fair value change on contingent investment consideration			(85,558)
Loss on disposal of plant and equipment	$ 130,133	$ 87,197	$ 9,756
Investment loss on deconsolidation of BSST		$ 3,781,800
Investment loss on deconsolidation of Yuanjie	$ 348,125
Investment gain on deconsolidation of Zhi Shui Yuan and Yanyu	(3,457,327)
Deferred income taxes	(591,321)	$ (251,317)	$ 1,634,308
(Increase) decrease in current assets :
Accounts receivable	7,682,447	(13,895,771)	22,835
Unbilled revenue	5,213,020	25,861,337	(12,837,189)
Restricted cash	442,060	1,698,496	(3,174,767)
Other current assets	(11,137,235)	(432,378)	(1,022,956)
Inventories	(1,454,719)	(1,757,028)	(752,618)
Prepaid expenses	111,624	225,170	(203,302)
Deferred cost of projects	(2,091,081)	(8,449,341)	(4,723,440)
(Increase) decrease in current liabilities :
Accounts payable	$ (515,343)	$ 4,513,041	(5,695,882)
Notes payable			(1,174,203)
Cost accrual on projects	$ (2,296,201)	$ (5,376,354)	4,440,666
Advance from customers	1,320,560	(376,692)	(756,745)
Other payables	590,524	1,502,012	1,568,225
Taxes payable	686,826	(128,825)	1,739,367
Accrued liabilities	$ 33,826	(31,360)	22,681
Deferred revenue		(294,476)	289,003
Net cash used in operating activities	$ (3,721,124)	(1,095,647)	$ (20,254,517)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash proceeds from potential buyer of the land held for sale	2,343,759	$ 10,089,921
Cash proceeds from disposition of subsidiaries	$ 732,219
Payment in business acquisition			$ (114,910)
Cash proceeds from disposal of plant and equipment	$ 2,099	$ 30,175
Payment to purchase plant and equipment	$ (30,361)	$ (317,129)	$ (643,607)
Cash paid to acquire intangible assets			(128,681)
Cash paid for construction in progress		$ (144,692)	(814,293)
Payment of loans to third parties	$ (2,953,283)		(158,438)
Repayment of loans made to third parties	1,204,093		704,494
Net cash provided by (used in) investing activities	1,298,526	$ 9,658,275	(1,155,435)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank borrowings	1,626,756	9,357,830	18,831,078
Payment of bank borrowings	$ (6,027,356)	$ (10,661,106)	(18,693,584)
Proceeds from the issuance of ordinary shares			230,937
Proceeds from the Issuance of corporate bond			$ 8,052,449
Payment of the corporate bond		$ (8,204,936)
Capital injection by shareholders			$ 477,247
Proceeds from amount due to shareholder	$ 706,333	$ 248,824	31,373
Payment of amount due to shareholder	(678,661)	(92,295)	(52,891)
Proceeds from loan from third-party companies and individuals	9,088,716	9,573,959	$ 8,130,386
Payment of loan from third-party companies and individuals	(4,176,342)	$ (7,341,898)
Proceeds from loan from non-controlling shareholders	603,072		$ 1,606,566
Payment of loan from non-controlling shareholders	(915,274)	$ (4,907,087)	(475,315)
Net cash provided by (used in) financing activities	227,244	(12,026,709)	18,138,246
EFFECTS OF EXCHANGE RATE CHANGE IN CASH	(826,699)	(662,023)	(565,383)
DECREASE IN CASH	(3,022,053)	(4,126,104)	(3,837,089)
CASH, beginning of the period	3,972,553	8,098,657	11,935,746
Cash and cash equivalents from continuing operations	3,935,587	6,891,933	$ 11,935,746
Cash and cash equivalents from discontinued operation	36,966	1,206,724
CASH, end of the period	950,500	3,972,553	$ 8,098,657
Cash and cash equivalents from continuing operations	453,934	3,935,587	6,891,933
Cash and cash equivalents from discontinued operation	496,566	36,966	1,206,724
Supplemental disclosure for cash flow information:
Income taxes paid	28,266	165,815	204,019
Interest paid on debt	$ 145,961	$ 2,180,181	1,029,602
Supplemental disclosure for noncash investing activity:
Gain on long-term investment to India Joint Venture			78,558
Addition in construction in progress		$ 657,350	725,569
Issued 196,368 and 30,207 ordinary shares as one of the consideration in business combination		$ 302,407	229,875
Addition in plant and equipment by transferring from construction in progress			$ 40,740
Issuance 15,000 ordinary shares as compensation to service provided		$ 41,250